Stock-Based Compensation - Share-based Compensation Weighted Average Assumptions (Details) - Options	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	5 years 11 months 19 days
Volatility	85.00%	60.00%	60.00%
Risk free interest rate, minimum		0.60%	0.39%
Risk free interest rate, maximum		1.85%	1.63%
Risk-free interest rate	1.47%
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)		5 years	5 years 11 months 1 day
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)		6 years 1 month 13 days	6 years 1 month 13 days